Cumulative Charges Incurred Related to Shut Down (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	$ 24,512	$ 24,464
Recognized and/or paid as of December 31, 2011	24,202	13,701
Remaining Costs to be Paid	310	10,763
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	15,146	15,004
Recognized and/or paid as of December 31, 2011	14,858	4,331
Remaining Costs to be Paid	288	10,673
Accelerated Depreciation
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	7,068	7,068
Recognized and/or paid as of December 31, 2011	7,068	7,068
Write-off of related spare parts and inventory
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	2,043	2,278
Recognized and/or paid as of December 31, 2011	2,043	2,278
Other miscellaneous costs
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	255	114
Recognized and/or paid as of December 31, 2011	233	24
Remaining Costs to be Paid	$ 22	$ 90